SHARE-BASED COMPENSATION - EXPENSES RECORDED BY GROUP (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 44,095	¥ 306,149	¥ 315,740	¥ 173,771
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses	215	1,490	1,523	1,393
Research and development
SHARE-BASED COMPENSATION
Share-based compensation expenses	21,347	148,211	142,777	51,322
Selling and marketing
SHARE-BASED COMPENSATION
Share-based compensation expenses	1,992	13,830	18,206	7,621
General and administrative
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 20,541	¥ 142,618	¥ 153,234	¥ 113,435